Organization (Details) - Fuller Road Management Corporation ("FRMC") [Member] - Definitive Real Property Purchase Agreement [Member]	Jun. 26, 2017 USD ($)
Year 1	$ 5,960,000
Year 2	3,973,333
Year 3	$ 1,986,667